CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional Paid in Capital CNY	Retained Earnings CNY	Accumulated Other Comprehensive Loss CNY
Balance at Dec. 31, 2009		30,818	420	5,866	26,572	(2,040)
Balance (in shares) at Dec. 31, 2009			56,000,000
Increase (Decrease) in Shareholders' Equity
Net income (loss)		62,810			62,810
Conversion of Series A convertible preferred shares		96,949	161	96,788
Conversion of Series A convertible preferred shares (in shares)			24,000,000
Issuance of ordinary shares upon completion of initial public offering		573,820	154	573,666
Issuance of ordinary shares upon completion of initial public offering (in shares)			23,000,000
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		538	1	537
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			80,000
Share-based compensation		5,720		5,720
Foreign currency translation adjustments		(4,563)				(4,563)
Balance at Dec. 31, 2010		766,092	736	682,577	89,382	(6,603)
Balance (in shares) at Dec. 31, 2010			103,080,000
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(6,950)			(6,950)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		4,605	5	4,600
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			764,239
Share-based compensation		15,818		15,818
Foreign currency translation adjustments		(1,661)				(1,661)
Balance at Dec. 31, 2011		777,904	741	702,995	82,432	(8,264)
Balance (in shares) at Dec. 31, 2011		103,844,239	103,844,239
Increase (Decrease) in Shareholders' Equity
Net income (loss)	12,140	75,636			75,636
Issuance of ordinary shares upon exercise of options and vesting of restricted shares		950	4	946
Issuance of ordinary shares upon exercise of options and vesting of restricted shares (in shares)			560,592
Share-based compensation		15,700		15,700
Foreign currency translation adjustments	(10)	(62)				(62)
Balance at Dec. 31, 2012	$ 139,666	870,128	745	719,641	158,068	(8,326)
Balance (in shares) at Dec. 31, 2012	104,404,831		104,404,831